Summary of Significant Accounting Policies (Details) - Schedule of details of the VIE agreements - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Details Of The Vie Agreements Abstract
Current portion of long-term loan		$ 1,174,756	$ 4,571,452
Long-term loan	$ 48,998	283,860	1,425,475
Total		$ 1,458,616	$ 5,996,927